Document and Entity Information	Sep. 16, 2020
Document And Entity Information [Line Items]
Document Period End Date	Sep. 16, 2020
Amendment Flag	false
Entity Central Index Key	0000040729
Document Type	8-K
Entity Registrant Name	ALLY FINANCIAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-3754
Entity Tax Identification Number	38-0572512
Entity Address, Address Line One	Ally Detroit Center
Entity Address, Address Line Two	500 Woodward Ave.
Entity Address, Address Line Three	Floor 10
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	(866)
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Security Exchange Name	NYSE
Auction Rate Preferred Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.125% Fixed Rate/Floating Rate Trust Preferred Securities, Series 2 of GMAC Capital Trust I
Trading Symbol	ALLY PRA
Security Exchange Name	NYSE